Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 20, 2015
Federated Government Reserves Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Federated Government Reserves Fund (the “Fund”)
Objective [Heading]		rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.
Expense [Heading]		rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) and Class F Shares (F) of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2016
FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus		mmot_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund's Class A, B, C and F shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that are issued by entities whose activies are sponsored by the federal government, but that have no explicit financial support. The Fund may also hold cash.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

For purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities.

			The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in government investments.
Risk [Heading]		rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.

  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.

  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.

  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.

  Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. U.S. government money market funds are exempt from a number of the changes required by these amendments. As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.

  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

			The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE: BAR CHART AND TABLE Risk/Return Bar Chart
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The total returns shown below are for an existing class of shares, Class P Shares (P), offered by Federated Government Reserves Fund. The P shares are not offered in this Prospectus for the Fund's A, B, C and F classes. The total returns for the P class are disclosed below because the A, B, C and F Shares will not commence operations until on or about July 20, 2015. The total returns for the A, B, C and F class shares would have been substantially similar to the annual returns for the P class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. It is anticipated that the expenses of the A and F class will be lower than those of the P class, and the expenses of the B and C class will be higher than those of the P class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's P Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling the Fund at 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's P Shares total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Federated Government Reserves Fund - P Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's P class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.

			Within the periods shown in the bar chart, the Fund's P class highest quarterly return was 1.10% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	The total returns shown below are for an existing class of shares, Class P Shares (P), offered by Federated Government Reserves Fund. The P shares are not offered in this Prospectus for the Fund's A, B, C and F classes. The total returns for the P class are disclosed below because the A, B, C and F Shares will not commence operations until on or about July 20, 2015. The total returns for the A, B, C and F class shares would have been substantially similar to the annual returns for the P class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. It is anticipated that the expenses of the A and F class will be lower than those of the P class, and the expenses of the B and C class will be higher than those of the P class.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's P class Average Annual Total Returns for the calendar period ended December 31, 2014.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	The Fund's P class 7-Day Net Yield as of December 31, 2014, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]		rr_MoneyMarketSevenDayYieldCaption	The Fund's P class 7-Day Net Yield as of December 31, 2014
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield		rr_MoneyMarketSevenDayYield	none
Federated Government Reserves Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.00%
Fee Waivers and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		rr_NetExpensesOverAssets	0.87%
1 Year		rr_ExpenseExampleYear01	$ 102
3 Years		rr_ExpenseExampleYear03	318
5 Years		rr_ExpenseExampleYear05	552
10 Years		rr_ExpenseExampleYear10	1,225
1 Year		rr_ExpenseExampleNoRedemptionYear01	102
3 Years		rr_ExpenseExampleNoRedemptionYear03	318
5 Years		rr_ExpenseExampleNoRedemptionYear05	552
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,225
Federated Government Reserves Fund | B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.30%
Fee Waivers and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.27%
1 Year		rr_ExpenseExampleYear01	$ 682
3 Years		rr_ExpenseExampleYear03	812
5 Years		rr_ExpenseExampleYear05	913
10 Years		rr_ExpenseExampleYear10	1,485
1 Year		rr_ExpenseExampleNoRedemptionYear01	132
3 Years		rr_ExpenseExampleNoRedemptionYear03	412
5 Years		rr_ExpenseExampleNoRedemptionYear05	713
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,485
Federated Government Reserves Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.30%
Fee Waivers and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.27%
1 Year		rr_ExpenseExampleYear01	$ 232
3 Years		rr_ExpenseExampleYear03	412
5 Years		rr_ExpenseExampleYear05	713
10 Years		rr_ExpenseExampleYear10	1,568
1 Year		rr_ExpenseExampleNoRedemptionYear01	132
3 Years		rr_ExpenseExampleNoRedemptionYear03	412
5 Years		rr_ExpenseExampleNoRedemptionYear05	713
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,568
Federated Government Reserves Fund | F
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.00%
Fee Waivers and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		rr_NetExpensesOverAssets	0.87%
1 Year		rr_ExpenseExampleYear01	$ 202
3 Years		rr_ExpenseExampleYear03	418
5 Years		rr_ExpenseExampleYear05	552
10 Years		rr_ExpenseExampleYear10	1,225
1 Year		rr_ExpenseExampleNoRedemptionYear01	102
3 Years		rr_ExpenseExampleNoRedemptionYear03	318
5 Years		rr_ExpenseExampleNoRedemptionYear05	552
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,225
Federated Government Reserves Fund | P Class
Risk/Return:		rr_RiskReturnAbstract
2006		rr_AnnualReturn2006	4.09%
2007		rr_AnnualReturn2007	4.27%
2008		rr_AnnualReturn2008	1.56%
2009		rr_AnnualReturn2009	0.02%
2010		rr_AnnualReturn2010	none
2011		rr_AnnualReturn2011	none
2012		rr_AnnualReturn2012	none
2013		rr_AnnualReturn2013	none
2014		rr_AnnualReturn2014	none
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's P class total return for the six-month period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.10%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Year		rr_AverageAnnualReturnYear01	none
5 Years		rr_AverageAnnualReturnYear05	none
Start of Performance		rr_AverageAnnualReturnSinceInception	1.21%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005

[1]	Because the Fund's Class A, B, C and F shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C and F classes (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27% and 0.87% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.